OPERATING EXPENSES - Summary of Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	$ 41,897	$ 35,331	$ 33,740
Total technology expenses	13,949	10,287	6,764
Total general and administrative expenses	27,645	24,291	19,519
People costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	25,838	22,334	17,587
Total technology expenses	9,543	7,541	5,077
Total general and administrative expenses	13,108	10,802	7,981
Employees' bonuses related to acquisition
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	0	368	628
Total general and administrative expenses	0	201	0
External marketing expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	6,564	6,083	4,126
External content
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	3,195	3,666	3,166
Amortization of intangible assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	3,301	521	5,949
Total technology expenses	1,278	885	419
Share-based payment expense
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	931	359	417
Total technology expenses	183	42	20
Total general and administrative expenses	3,839	3,386	2,777
Legal and consultancy fees
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	3,393	3,901	4,177
Secondary offering related costs (Note 10)
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	0	733	0
Acquisition related costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	2,151	821	539
Insurance
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	417	581	655
Short-term leases
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	317	567	441
Amortization of right-of-use assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	847	436	401
Depreciation of property and equipment
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	376	246	190
Software and subscriptions
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	785	855	677
Total technology expenses	1,569	1,131	671
Total general and administrative expenses	1,240	959	601
Other
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	1,283	1,145	1,190
Total technology expenses	1,376	688	577
Total general and administrative expenses	$ 1,957	$ 1,658	$ 1,757